FINANCIAL INSTRUMENTS - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Foreign currency risk
FINANCIAL INSTRUMENTS
Transaction exposure	$ 882	$ 220